CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Wireless services
Wireless services	¥ 3,746,869	¥ 3,776,909	¥ 3,841,082
Equipment sales
Equipment sales	477,404	507,495	606,898
Total operating revenues	4,224,273	4,284,404	4,447,980
Cost of services (exclusive of items shown separately below)
Cost of equipment sold (exclusive of items shown separately below)	662,829	698,495	827,856
Depreciation and amortization	693,063	701,146	804,159
Selling, general and administrative
Total operating expenses	3,379,544	3,450,159	3,617,021
Operating income (loss)	844,729	834,245	830,959
Other income (expense):
Interest expense	(4,943)	(5,061)	(4,618)
Interest income	1,326	1,289	2,162
Other, net	(5,774)	5,684	(48,030)
Total other income (expense)	(9,391)	1,912	(50,486)
Income before income taxes and equity in net income (losses) of affiliates	835,338	836,157	780,473
Income taxes:
Current	355,734	381,507	395,467
Deferred	(17,897)	(43,310)	(87,067)
Total income taxes	337,837	338,197	308,400
Income before equity in net income (losses) of affiliates	497,501	497,960	472,073
Equity in net income (losses) of affiliates, net of applicable taxes	(5,508)	(852)	(672)
Net income	491,993	497,108	471,401
Less: Net (income) loss attributable to noncontrolling interests	(1,508)	(2,327)	472
Net income attributable to NTT DOCOMO, INC.	490,485	494,781	471,873
Net income	491,993	497,108	471,401
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes	(12,297)	13,159	(30,310)
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	7,003	1,937	28,709
Change in fair value of derivative instruments, net of applicable taxes	4	(63)	(4)
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income			(121)
Foreign currency translation adjustment, net of applicable taxes	(28,258)	5,917	(47,538)
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	356	(35)	(54)
Pension liability adjustment, net of applicable taxes
Actuarial gains (losses) arising during period, net	(6,367)	6,828	(16,316)
Prior service cost arising during period, net	48
Less: Amortization of prior service cost	(1,346)	(1,340)	(1,340)
Less: Amortization of actuarial gains and losses	1,144	1,858	797
Less: Amortization of transition obligation	88	79	81
Total other comprehensive income (loss)	(39,625)	28,340	(66,096)
Comprehensive income	452,368	525,448	405,305
Less: Comprehensive (income) loss attributable to noncontrolling interests	(1,459)	(2,357)	469
Comprehensive income attributable to NTT DOCOMO, INC.	450,909	523,091	405,774
Per share data:
Weighted average common shares outstanding-Basic and Diluted (shares)	41,576,859	41,705,738	42,238,715
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC. (yen)	¥ 11,797.07	¥ 11,863.62	¥ 11,171.58
Third parties
Wireless services
Wireless services	3,702,658	3,727,801	3,786,917
Equipment sales
Equipment sales	474,506	503,086	600,630
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	678,666	685,774	630,415
Selling, general and administrative
Selling, general and administrative	1,012,267	1,031,011	980,251
Related parties
Wireless services
Wireless services	44,211	49,108	54,165
Equipment sales
Equipment sales	2,898	4,409	6,268
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	217,836	214,868	242,023
Selling, general and administrative
Selling, general and administrative	¥ 114,883	¥ 118,865	¥ 132,317